Financial Assets And Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 131,707	€ 50,442
Borrowings	1,920	905
Total	€ 133,627	€ 51,347
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 30,205	€ 16,790
Fixed rate loan one [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	1.05	1.55
Fixed rate loan one [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	6.32	3.85
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 89,071	€ 20,296
Floating rate loan [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	3.00%	135.00%
Floating rate loan [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	5.00%	4.00%
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 12,431	€ 13,356
Borrowings adjustment to interest rate	679.00%
Covenant Loan one [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate		475.00%
Covenant Loan one [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate		7.70%
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Effective interest rate	0	0
Borrowings	€ 1,920	€ 905
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	89,097	33,703
Borrowings	171	66
Total	89,268	33,769
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	13,135	13,829
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	75,353	19,514
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	609	360
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	171	66
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	22,131	6,854
Borrowings	384	98
Total	22,515	6,952
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	11,694	1,901
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	4,240	782
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	6,197	4,171
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	384	98
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	20,479	9,885
Borrowings	1,365	741
Total	21,844	10,626
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	5,376	1,060
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	9,478	0
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	5,625	8,825
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 1,365	€ 741